Document And Entity Information	Jul. 01, 2024
Document Information Line Items
Entity Registrant Name	5C Lending Partners Corp.
Document Type	10-12G
Amendment Flag	false
Entity Central Index Key	0001998387
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	93-4039151
Entity Address, Address Line One	330 Madison Avenue
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	516-3171
Title of 12(b) Security	Shares of Common Stock, par value $0.001 per share